Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we are providing certain information about the relationship between executive compensation actually paid to certain individuals by the Company and certain financial performance of the Company. For further information concerning the Company’s pay-for-performance
philosophy and how the Company aligns executive compensation with the Company’s performance, refer to the Compensation Discussion and Analysis section of this Proxy Statement. Any differences in total values are due to rounding.

			Average Summary Compensation Table Total for Non-PEO NEOs (3) ($)	Average Compensation Actually Paid to Non-PEO NEOs (4) ($)	Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO (1) ($)	Compensation Actually Paid to PEO (2) ($)			Total Shareholder Return (5) ($)	Peer Group Total Shareholder Return (6) ($)	Net (Loss) Income (millions) (7) ($)	Adjusted EBITDA Less Capital (thousands) (8) ($)
(a)	(b)	(c)	(d) (9)	(e) (9)	(f)	(g)	(h)	(i)

2023	4,142,554	2,922,539	1,390,524	682,571	144.62	125.65	(84.2)	(11.3)

2022	4,579,866	6,145,949	1,408,227	1,674,298	166.27	118.52	(37.3)	69.8

2021	3,765,100	3,177,762	915,927	305,615	155.48	127.24	35.1	169.9

2020	5,190,508	7,046,358	1,631,356	2,457,104	191.63	136.04	(9.5)	130.7

(1)
This column represents the amount of total compensation reported for Mr. Baker, our Principal Executive Officer (“PEO”), for each corresponding year in the “Total” column of the Summary Compensation Table (“total compensation”). Please refer to the Summary Compensation Table in this Proxy Statement on page 67.

(2)
This column represents the amount of “compensation actually paid” to Mr. Baker, as computed in accordance with Item 402(v) of Regulation
S-K.
The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Baker during the applicable calendar year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Baker’s total compensation for each year 2023 to determine the “compensation actually paid” in calendar year 2023:

Year	Reported Summary Compensation Table Total for PEO (a) ($)	Reported Summary Compensation Table Value of PEO Equity Awards (b) ($)	Adjusted Value of Equity Awards (c) ($)	Reported Summary Compensation Table Change in Value of Pension Benefits (d) ($)	Pension Benefits Adjustments (e) ($)	Compensation Actually Paid to PEO ($)

2023	4,142,554	(1,216,206)	386,110	(685,029)	295,110	2,922,539

(a)
This column represents the amount of total compensation reported for Mr. Baker for calendar year 2023 in the “Total” column of the Summary Compensation Table. Please refer to the Summary Compensation Table in this Proxy Statement on page 67.

(b)
This column represents the aggregate grant date fair value of equity awards reported in the “Stock Awards” column in the Summary Compensation Table for the calendar year 2023. Please refer to the Summary Compensation Table in this Proxy Statement on page 67. The amount in this column is replaced with the amount reported under the Adjusted Value of Equity Awards column in order to arrive at compensation actually paid.

(c)
This column represents an adjustment to the amounts in the “Stock Awards” column in the Summary Compensation Table in this Proxy Statement for calendar year 2023. The adjusted amount replaces the “Stock Awards” column in the Summary Compensation Table for Mr. Baker for calendar year 2023. The adjusted amount is determined by adding (or subtracting, as applicable) the following for calendar year 2023: the calendar year-end
fair value of any equity awards granted in calendar year 2023 that are outstanding and unvested as of the end of calendar year 2023; (ii) the amount of change as the end of calendar year 2023 (from the end of the prior calendar year) in the fair value of any awards granted in prior years that are outstanding and unvested as of the end of calendar year 2023; (iii) for awards that are granted and vest in calendar year 2023, the fair value as of the vesting date; (iv) for awards granted in prior calendar years that vest in calendar year 2023, the amount equal to the change as of the vesting date (from the end of the prior calendar year) in the fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during calendar year 2023, a deduction for the amount equal to the fair value at the end of the prior calendar year; and (vi) the dollar value of any dividends or other earnings paid on stock awards in calendar year

2023 prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for calendar year 2023. The amounts added or subtracted to determine the adjusted amount for calendar year 2023 are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Year ($)	Adjusted Value of Equity Awards ($)

2023	1,129,841	(577,306)	—	(166,425)	—	—	386,110
The fair value or change in fair value, as applicable, of equity awards was determined by reference to (1) for RSU awards, the closing price of our common stock on the applicable measurement date and (2) for PSU awards, a Monte Carlo simulation as of the applicable measurement date.

(d)
The amounts included in this column are the amounts reported in the “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for calendar year 2023 corresponding to the aggregate change in the actuarial present value of Mr. Baker’s accumulated benefit under all defined benefit and actuarial pension plans. Please refer to the Summary Compensation Table in this Proxy Statement on page 67.

(e)
The total pension benefit adjustments for calendar year 2023 include the aggregate of two components: (i) the actuarially determined service cost for services rendered by Mr. Baker during calendar year 2023 (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during calendar year 2023 that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case calculated in accordance with U.S. GAAP. The amounts deducted or added in calculating the pension benefit adjustments for calendar year 2023 are as follows:

Year	Service Cost ($)	Prior Service Cost ($)	Total Pension Benefit Adjustments ($)

2023	295,110	—	295,110

(3)
This column represents the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Baker) in the “Total” column of the Summary Compensation Table in each applicable year. Please refer to the Summary Compensation Table in the Company’s Proxy Statement on page 67 for the applicable calendar year. The names of each of the NEOs (excluding Mr. Baker) included for purposes of calculating the average amounts in each applicable calendar year are as follows: (i) for 2023, Messrs. Roberts, Lawlar, Brown, Sienko and Clary; (ii) for 2022, Messrs. Roberts, Lawlar, Brown, Sienko and Clary; and (iii) for 2021, Messrs. Roberts, Lawlar, Brown, Sienko and Hall.

(4)
This column represents the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Baker), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Baker) during the applicable calendar year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Baker) for calendar year to determine the “compensation actually paid” in calendar year 2023, using the same adjustment methodology described above in Note 2(c):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs (a) ($)	Average Reported Summary Compensation Table Value of Non-PEO NEO Equity Awards (b) ($)	Average Non- PEO NEO Adjusted Value of Equity Awards (c) ($)	Average Reported Summary Compensation Table Change in Value of Pension Benefits for Non- PEO NEOs ($)	Pension Benefits Adjustments for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2023	1,390,524	(335,549)	(69,460)	(353,139)	50,195	682,571

(a)
This column represents the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Baker) in the “Total” column of the Summary Compensation Table for calendar year 2023. Please refer to the Summary Compensation Table in the Company’s Proxy Statement on page 67 for calendar year 2023.

(b)
This column represents the average of the total amounts reported for the NEOs as a group (excluding Mr. Baker) in the “Stock Awards” column in the Summary Compensation Table in calendar year 2023. Please refer to the Summary Compensation Table in the Company’s Proxy Statement on page 67 for the applicable calendar year. The amount in this column is replaced with the amount reported under the Average non-PEO
NEO Adjusted Value of Equity Awards column in order to arrive at compensation actually paid.

(c)
This column represents an adjustment to the average of the amounts reported for the NEOs as a group (excluding Mr. Baker) in the “Stock Awards” column in the Summary Compensation Table for calendar year 2023 determined using the same methodology described above in Note 2(c). For calendar year 2023, the adjusted amount replaces the “Stock Awards” column in the Summary Compensation Table for each NEO (excluding Mr. Baker) for that year. The amounts added or subtracted to determine the adjusted average amount for calendar year 2023 are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year to Non-PEO NEOs ($)	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Years ($)	Average Fair Value as of Vesting Date of Equity Awards Granted in the Year and Vested in the Year ($)	Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Year ($)	Adjusted Average Value of Equity Award ($)

2023	218,895	(92,765)	—	(39,702)	(155,888)	—	(69,460)
The fair value or change in fair value, as applicable, of equity awards was determined by reference to (1) for RSU awards, the closing price of our common stock on the applicable measurement date, and (2) for PSU awards, a Monte Carlos simulation as of the applicable measurement date.

(d)
The amounts included in this column represent the average of the amounts reported in “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for the NEOs as a group (excluding Mr. Baker) in calendar year 2023 corresponding to the aggregate change in the actuarial present value of the NEOs’ as a group (excluding Mr. Baker) accumulated benefit under all defined benefit and actuarial pension plans.. Please refer to the Summary Compensation Table in this Proxy Statement on page 67.

(e)
The total pension benefit adjustments for calendar year 2023 are the aggregate of two components, averaged for the NEOs as a group (excluding Mr. Baker) in calendar year 2023: (i) the actuarially determined service cost for services rendered by the applicable NEO during calendar year 2023 (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during calendar year 2023 that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case calculated in accordance with U.S. GAAP. The amounts deducted or added in calculating the pension benefit adjustments for calendar year 2023 are as follows:

Year	Service Cost ($)	Prior Service Cost ($)	Total Pension Benefit Adjustments ($)

2023	50,195	—	50,195

(5)
Company TSR is calculated by dividing the sum of the cumulative amount of dividends for each measurement period (2020-2021, 2020-2022 and 2020-2023), assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(6)
This column represents cumulative peer group TSR computed in accordance with Note 5. The peer group used for this purpose is the following published industry index: Philadelphia Gold and Silver Index. We selected the Philadelphia Gold and Silver Index as the peer group TSR for fiscal 2023 because it is the same index that is used by the Company in the performance graph in the Company’s Form
10-K
for calendar year 2023. The peer group is different than the peer group used in this disclosure in the Proxy Statement filed for calendar year 2022, which was the S&P 500 Gold Index. The cumulative peer group TSR of the S&P 500 Gold Index (computed in accordance with Note 5), our peer group for calendar year 2022, was $76.58, $117.47, $135.75, and $132.26 for 2020-2023, 2020-2022, 2020-2021 and 2020, respectively.

(7)	This column represents the amount of net income reflected in the Company’s audited financial statements for the applicable year.
(8)
Adjusted EBITDA Less Capital is calculated as net (loss) income before the following items: interest expense, income tax benefit, depreciation, depletion, and amortization expense, ramp-up
and suspension costs, loss on disposition of properties, plants, equipment and mineral interests, , foreign exchange gain, unrealized (gain) loss on derivative contracts, provisional price loss (gain), provision for closed operations and environmental matters, stock-based compensation, unrealized loss on investments, adjustment of inventory to net realizable value, monetization of zinc and lead hedges and other income (“adjusted EBITDA”) less capital expenditures at the Company’s operations.

(9)
Due to an administrative error, the calendar year 2022 entries under the “Average Summary Compensation Table Total for
Non-PEO
NEOs” and the “Average Compensation Actually Paid to Non-PEO NEOs” were overreported. The adjusted values are reflected in this table. Due to the administrative error, the previously reported amounts were $1,459,386 and $1,725,457, respectively.

Company Selected Measure Name	Adjusted EBITDA Less Capital
Named Executive Officers, Footnote	This column represents the amount of total compensation reported for Mr. Baker, our Principal Executive Officer (“PEO”), for each corresponding year in the “Total” column of the Summary Compensation Table (“total compensation”). Please refer to the Summary Compensation Table in this Proxy Statement on page 67.
Peer Group Issuers, Footnote	This column represents cumulative peer group TSR computed in accordance with Note 5. The peer group used for this purpose is the following published industry index: Philadelphia Gold and Silver Index. We selected the Philadelphia Gold and Silver Index as the peer group TSR for fiscal 2023 because it is the same index that is used by the Company in the performance graph in the Company’s Form
10-K
	for calendar year 2023. The peer group is different than the peer group used in this disclosure in the Proxy Statement filed for calendar year 2022, which was the S&P 500 Gold Index. The cumulative peer group TSR of the S&P 500 Gold Index (computed in accordance with Note 5), our peer group for calendar year 2022, was $76.58, $117.47, $135.75, and $132.26 for 2020-2023, 2020-2022, 2020-2021 and 2020, respectively.
PEO Total Compensation Amount	$ 4,142,554	$ 4,579,866	$ 3,765,100	$ 5,190,508
PEO Actually Paid Compensation Amount	$ 2,922,539	6,145,949	3,177,762	7,046,358
Adjustment To PEO Compensation, Footnote
(2)
This column represents the amount of “compensation actually paid” to Mr. Baker, as computed in accordance with Item 402(v) of Regulation
S-K.
The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Baker during the applicable calendar year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Baker’s total compensation for each year 2023 to determine the “compensation actually paid” in calendar year 2023:

Year	Reported Summary Compensation Table Total for PEO (a) ($)	Reported Summary Compensation Table Value of PEO Equity Awards (b) ($)	Adjusted Value of Equity Awards (c) ($)	Reported Summary Compensation Table Change in Value of Pension Benefits (d) ($)	Pension Benefits Adjustments (e) ($)	Compensation Actually Paid to PEO ($)

2023	4,142,554	(1,216,206)	386,110	(685,029)	295,110	2,922,539

(a)
This column represents the amount of total compensation reported for Mr. Baker for calendar year 2023 in the “Total” column of the Summary Compensation Table. Please refer to the Summary Compensation Table in this Proxy Statement on page 67.

(b)
This column represents the aggregate grant date fair value of equity awards reported in the “Stock Awards” column in the Summary Compensation Table for the calendar year 2023. Please refer to the Summary Compensation Table in this Proxy Statement on page 67. The amount in this column is replaced with the amount reported under the Adjusted Value of Equity Awards column in order to arrive at compensation actually paid.

(c)
This column represents an adjustment to the amounts in the “Stock Awards” column in the Summary Compensation Table in this Proxy Statement for calendar year 2023. The adjusted amount replaces the “Stock Awards” column in the Summary Compensation Table for Mr. Baker for calendar year 2023. The adjusted amount is determined by adding (or subtracting, as applicable) the following for calendar year 2023: the calendar year-end
fair value of any equity awards granted in calendar year 2023 that are outstanding and unvested as of the end of calendar year 2023; (ii) the amount of change as the end of calendar year 2023 (from the end of the prior calendar year) in the fair value of any awards granted in prior years that are outstanding and unvested as of the end of calendar year 2023; (iii) for awards that are granted and vest in calendar year 2023, the fair value as of the vesting date; (iv) for awards granted in prior calendar years that vest in calendar year 2023, the amount equal to the change as of the vesting date (from the end of the prior calendar year) in the fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during calendar year 2023, a deduction for the amount equal to the fair value at the end of the prior calendar year; and (vi) the dollar value of any dividends or other earnings paid on stock awards in calendar year

2023 prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for calendar year 2023. The amounts added or subtracted to determine the adjusted amount for calendar year 2023 are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Year ($)	Adjusted Value of Equity Awards ($)

2023	1,129,841	(577,306)	—	(166,425)	—	—	386,110
The fair value or change in fair value, as applicable, of equity awards was determined by reference to (1) for RSU awards, the closing price of our common stock on the applicable measurement date and (2) for PSU awards, a Monte Carlo simulation as of the applicable measurement date.

(d)
The amounts included in this column are the amounts reported in the “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for calendar year 2023 corresponding to the aggregate change in the actuarial present value of Mr. Baker’s accumulated benefit under all defined benefit and actuarial pension plans. Please refer to the Summary Compensation Table in this Proxy Statement on page 67.

(e)
The total pension benefit adjustments for calendar year 2023 include the aggregate of two components: (i) the actuarially determined service cost for services rendered by Mr. Baker during calendar year 2023 (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during calendar year 2023 that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case calculated in accordance with U.S. GAAP. The amounts deducted or added in calculating the pension benefit adjustments for calendar year 2023 are as follows:

Year	Service Cost ($)	Prior Service Cost ($)	Total Pension Benefit Adjustments ($)

2023	295,110	—	295,110

Non-PEO NEO Average Total Compensation Amount	$ 1,390,524	1,408,227	915,927	1,631,356
Non-PEO NEO Average Compensation Actually Paid Amount	$ 682,571	1,674,298	305,615	2,457,104
Adjustment to Non-PEO NEO Compensation Footnote
(4)
This column represents the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Baker), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Baker) during the applicable calendar year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Baker) for calendar year to determine the “compensation actually paid” in calendar year 2023, using the same adjustment methodology described above in Note 2(c):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs (a) ($)	Average Reported Summary Compensation Table Value of Non-PEO NEO Equity Awards (b) ($)	Average Non- PEO NEO Adjusted Value of Equity Awards (c) ($)	Average Reported Summary Compensation Table Change in Value of Pension Benefits for Non- PEO NEOs ($)	Pension Benefits Adjustments for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2023	1,390,524	(335,549)	(69,460)	(353,139)	50,195	682,571
(a)
This column represents the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Baker) in the “Total” column of the Summary Compensation Table for calendar year 2023. Please refer to the Summary Compensation Table in the Company’s Proxy Statement on page 67 for calendar year 2023.

(b)
This column represents the average of the total amounts reported for the NEOs as a group (excluding Mr. Baker) in the “Stock Awards” column in the Summary Compensation Table in calendar year 2023. Please refer to the Summary Compensation Table in the Company’s Proxy Statement on page 67 for the applicable calendar year. The amount in this column is replaced with the amount reported under the Average non-PEO
NEO Adjusted Value of Equity Awards column in order to arrive at compensation actually paid.

(c)
This column represents an adjustment to the average of the amounts reported for the NEOs as a group (excluding Mr. Baker) in the “Stock Awards” column in the Summary Compensation Table for calendar year 2023 determined using the same methodology described above in Note 2(c). For calendar year 2023, the adjusted amount replaces the “Stock Awards” column in the Summary Compensation Table for each NEO (excluding Mr. Baker) for that year. The amounts added or subtracted to determine the adjusted average amount for calendar year 2023 are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year to Non-PEO NEOs ($)	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Years ($)	Average Fair Value as of Vesting Date of Equity Awards Granted in the Year and Vested in the Year ($)	Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Year ($)	Adjusted Average Value of Equity Award ($)

2023	218,895	(92,765)	—	(39,702)	(155,888)	—	(69,460)
The fair value or change in fair value, as applicable, of equity awards was determined by reference to (1) for RSU awards, the closing price of our common stock on the applicable measurement date, and (2) for PSU awards, a Monte Carlos simulation as of the applicable measurement date.

(d)
The amounts included in this column represent the average of the amounts reported in “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for the NEOs as a group (excluding Mr. Baker) in calendar year 2023 corresponding to the aggregate change in the actuarial present value of the NEOs’ as a group (excluding Mr. Baker) accumulated benefit under all defined benefit and actuarial pension plans.. Please refer to the Summary Compensation Table in this Proxy Statement on page 67.

(e)
The total pension benefit adjustments for calendar year 2023 are the aggregate of two components, averaged for the NEOs as a group (excluding Mr. Baker) in calendar year 2023: (i) the actuarially determined service cost for services rendered by the applicable NEO during calendar year 2023 (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during calendar year 2023 that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case calculated in accordance with U.S. GAAP. The amounts deducted or added in calculating the pension benefit adjustments for calendar year 2023 are as follows:

Year	Service Cost ($)	Prior Service Cost ($)	Total Pension Benefit Adjustments ($)

2023	50,195	—	50,195

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative Company TSR
The compensation actually paid to our CEO, as computed in accordance with the requirements of Item 402(v) of Regulation
S-K,
was $2,922,539, $6,145,949, $3,177,762, and $7,046,358 for 2023, 2022, 2021 and 2020, respectively. The average amount of compensation actually paid to the other NEOs as a group (excluding Mr. Baker), as computed in accordance with Item 402(v) of Regulation
S-K,
was $682,571, $1,674,298, $305,615, and $2,457,104 for 2023, 2022, 2021 and 2020, respectively. The TSR of the Company, assuming an initial fixed $100 investment and computed in accordance with the requirements of Item 402(v) of Regulation
S-K,
was $144.62, $166.27, $155.48, and $
191.63 f
	or 2020-2023, 2020-2022, 2020-2021 and 2020, respectively. Please see Note 5 above for additional information related to the computation of Company TSR.
Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Company Net (Loss) Income
The compensation actually paid to our CEO, as computed in accordance with the requirements of Item 402(v) of Regulation
S-K,
was $2,922,539, $6,145,949, $3,177,762, and $7,046,358 for 2023, 2022, 2021 and 2020, respectively. The average amount of compensation actually paid to the other NEOs as a group (excluding Mr. Baker), as computed in accordance with Item 402(v) of Regulation
S-K,
was $682,571, $1,674,298, $305,615, and $2,457,104 for 2023, 2022, 2021 and 2020, respectively. The Company’s net (loss) income, as computed in accordance with Item 402(v) of Regulation
S-K
and reflected in the Company’s audited financial statements for the applicable year, was ($84.2) million, ($37.3) million, $35.1 million, and ($9.5) million for 2023, 2022, 2021 and 2020, respectively.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and Company Adjusted EBITDA Less Capital
The compensation actually paid to our CEO, as computed in accordance with the requirements of Item 402(v) of Regulation
S-K,
was $2,922,539, $6,145,949, $3,177,762, and $7,046,358 for 2023, 2022, 2021 and 2020, respectively. The average amount of compensation actually paid to the other NEOs as a group (excluding Mr. Baker), as computed in accordance with Item 402(v) of Regulation
S-K,
was $682,571, $1674,298, $305,615, and $2,457,104 for 2023, 2022, 2021 and 2020, respectively. The Company’s Adjusted EBITDA Less Capital, computed as described in Note 8 above, was ($11.3) million, $69.8 million, $169.9 million, and $130.7 million, for 2023, 2022, 2021 and 2020, respectively.

Total Shareholder Return Vs Peer Group
Cumulative TSR of the Company and Cumulative TSR of the Peer Group
The TSR of the Company, assuming an initial fixed $100 investment and computed in accordance with the requirements of Item 402(v) of Regulation
S-K,
was $144.62, $166.27, $155.48, and $191.63 for 2020-2023, 2020-2022 , 2020-2021 and 2020, respectively. The TSR of the Company’s peer group selected for this fiscal year (the Philadelphia Gold and silver Index), assuming an initial fixed $100 investment and computed in accordance with the requirements of Item 402(v) of Regulation
S-K,
was $125.65, $118.52, $127.24, and $136.04 for 2020-2023, 2020-2022, 2020-2021 and 2020, respectively. The TSR of the Company’s peer group selected for the immediately preceding calendar year (the S&P 500 Gold Index), assuming an initial fixed $100 investment and computed in accordance with the requirements of Item 402(v) of Regulation
S-K,
was $76.58, $117.47, $135.75, and $132.26 for 2020-2023, 2020-2022, 2020-2021 and 2020, respectively. Please see Note 5 and Note 6, above, for additional information related to the computation of Company TSR and peer group TSR, respectively.

Tabular List, Table
Financial Performance Measures
As described in greater detail in the CD&A section of this Proxy Statement, the Company’s executive compensation program reflects a pay-for-performance
philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our shareholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed calendar year, to the Company’s performance are as follows:

•	Adjusted EBITDA Less Capital;

•	Silver Equivalent Production Growth;

•	Exploration Metrics (adding reserves and resources);

•	All-Injury Frequency Rate;

•	Sustainalytics ESG Rating;

•	Mine Site Operating Cash Flow Less Capital; and

•	Adjusted EBITDA Less Capital;
Relative Total Shareholder Return.

Total Shareholder Return Amount	$ 144.62	166.27	155.48	191.63
Peer Group Total Shareholder Return Amount	125.65	118.52	127.24	136.04
Net Income (Loss)	$ (84,200,000)	$ (37,300,000)	$ 35,100,000	$ (9,500,000)
Company Selected Measure Amount	(11,300)	69,800	169,900	130,700
PEO Name	Mr. Baker,
Peer Group Total Shareholder Return Amounts	$ 76.58	$ 117.47	$ 135.75	$ 132.26
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA Less Capital
Non-GAAP Measure Description	This column represents the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Baker), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Baker) during the applicable calendar year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
	the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Baker) for calendar year to determine the “compensation actually paid” in calendar year 2023, using the same adjustment methodology described above in Note 2(c)
Measure:: 2
Pay vs Performance Disclosure
Name	Silver Equivalent Production Growth
Measure:: 3
Pay vs Performance Disclosure
Name	Exploration Metrics (adding reserves and resources
Measure:: 4
Pay vs Performance Disclosure
Name	All-Injury Frequency Rate
Measure:: 5
Pay vs Performance Disclosure
Name	Sustainalytics ESG Rating
Measure:: 6
Pay vs Performance Disclosure
Name	Mine Site Operating Cash Flow Less Capital
Measure:: 7
Pay vs Performance Disclosure
Name	Adjusted EBITDA Less Capital
PEO | Add: Total Pension Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 295,110
PEO | Pension Adjustments Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	295,110
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,129,841
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(577,306)
PEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Reported Summary Compensation Table Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,216,206)
PEO | Adjusted Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	386,110
PEO | Reported Summary Compensation Table Change in Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(685,029)
PEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(166,425)
Non-PEO NEO | Add: Total Pension Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	50,195
Non-PEO NEO | Pension Adjustments Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	50,195
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	218,895
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(92,765)
Non-PEO NEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(155,888)
Non-PEO NEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Reported Summary Compensation Table Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(335,549)
Non-PEO NEO | Adjusted Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(69,460)
Non-PEO NEO | Reported Summary Compensation Table Change in Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(353,139)
Non-PEO NEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (39,702)